DEBT	12 Months Ended
Dec. 26, 2020
DEBT

E.DEBT

On June 14, 2018, we entered into an unsecured Note Purchase Agreement under which we issued our 4.20% Series 2018 C Senior Notes, due June 14, 2028, in the aggregate principal amount of $40 million and our 4.27% Series 2018 D Senior Notes, due June 14, 2030, in the aggregate principal amount of $35 million. Proceeds from the sale of the Series C Senior Notes and Series D Senior Notes were used to pay down our revolving credit facility.

On November 1, 2018, we entered into a five-year, $375 million unsecured revolving credit facility with a syndicate of U.S. banks led by JPMorgan Chase Bank, N.A., as administrative agent and Wells Fargo Bank, N.A., as syndication agent. The facilities include up to $40 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, pounds Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. This facility replaced our $295 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. We are charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 12.5 to 30.0 basis points, also determined based upon our performance. The facility fee is payable quarterly in arrears.

On August 10, 2020, we entered into an unsecured Note Purchase Agreement under which we issued our 3.04% Series 2020 E Senior Notes, due August 10, 2032, in the aggregate principal amount of $50 million, our 3.08% Series 2020 F Senior Notes, due August 10, 2033, in the aggregate principal amount of $50 million, and our 3.15% Series 2020 G Senior Notes, due August 10, 2035, in the aggregate principal amount of $50 million. Proceeds from the sale of the Series E, F and G Senior Notes have been used to fund working capital needs and the PalletOne, Inc. acquisition. Refer to Note O, “Subsequent Events” for additional information.

Outstanding letters of credit extended on our behalf on December 26, 2020 and December 28, 2019 aggregated $41.0 million and $37.3 million; respectively, which includes approximately $7.1 million and $9.8 million, respectively, related to industrial development revenue bonds.  We had an outstanding balance of $4.7 million and $4.0 million, which includes foreign subsidiary borrowings, on the revolver at December 26, 2020, and December 28, 2019, respectively. After considering letters of credit, we had $363.2 million and $361.2 million in remaining availability on the revolver on December 26, 2020, and December 28, 2019, respectively.  Letters of credit have one-year terms, include an automatic renewal clause, and are charged an annual interest rate of 112.5 basis points, based upon our financial performance.

Long-term debt obligations are summarized as follows on December 26, 2020 and December 28, 2019 (amounts in thousands):

	2020	2019
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$—
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	—
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	—
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $375 million due on November 1, 2023, interest payable monthly at a floating rate (2.54% on December 28, 2019)	—	—
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.125% on December 26, 2020 and 1.88% on December 28, 2019)	4,715	3,976
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.20% on December 26, 2020 and 1.14% on December 28, 2019)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.57% on December 28, 2019)	—	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.22% on December 26, 2020 and 1.79% on December 28, 2019)	3,700	3,700
Finance leases and foreign affiliate debt	138	174
	311,853	163,850
Less current portion	(100)	(2,816)
Less debt issuance costs	(146)	(167)
Long-term portion	$311,607	$160,867

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 26, 2020 and December 28, 2019.

On December 26, 2020, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2021	$100
2022	38,738
2023	4,715
2024	40,000
2025	—
Thereafter	228,300
Total	$311,853

On December 26, 2020, the estimated fair value of our long-term debt, including the current portion, was $341.4 million, which was $29.5 million more than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.